Debt - Schedule of Maturities of Debt (Details) $ in Millions	Jun. 30, 2024 USD ($)
Debt Disclosure [Abstract]
2024	$ 57.2
2025	114.6
2026	114.6
2027	114.6
Thereafter	1,521.0
Total principal debt	$ 1,922.0